Materials Agreements	12 Months Ended
Dec. 31, 2021
Disclosure Of Material Agreements [Abstract]
Materials Agreements
Note 18:        Materials Agreements

a.        BARDA Contracts

In September 2015, the Company was awarded the First BARDA Contract for treatment of thermal burn injuries, which was valued at up to $112,000. In July 2017 and in May 2019, BARDA expanded its commitment by an aggregate supplemental amount of $41,000. In March 2020, BARDA further expanded its commitment by additional $5,500 to support emergency readiness for NexoBrid deployment upon request of use of NexoBrid in mass casualty situations and in February 2022 BARDA has expanded its awarded contract providing supplemental funding of $9,000 to support the NexoBrid BLA resubmission to the FDA and the continuous expanded access program (collectively the "First BARDA Contract").

Under the First BARDA Contract, BARDA provided technical assistance and a total of up to $91,000 in funding for NexoBrid development activities needed to request U.S. marketing approval from the FDA. In January 2020, BARDA committed an additional $16,500 to procure NexoBrid as part of the HHS mission to build national preparedness for public health medical emergencies.  The contract further includes a $10,000 option to fund development of other potential NexoBrid indications and an option to procure additional NexoBrid valued at up to $50,000.

In September 2018, the Company were awarded the second BARDA contract (the "Second BARDA Contract"), which is an additional, separate contract to develop NexoBrid for the treatment of Sulfur Mustard injuries as part of BARDA’s preparedness for mass casualty events. The Second BARDA Contract provides approximately $12,000 of funding to support research and development activities up to pivotal studies in animals under the U.S. FDA Animal Rule and contains options for BARDA to provide additional funding of up to $31,000 for additional development activities, animal pivotal studies, and the BLA submission for licensure of NexoBrid for the treatment of Sulfur Mustard injuries.

The total aggregate value awarded by BARDA Contracts is up to $211,000 comprised of $144,500 to support research and development activities and $66,500 to procure NexoBrid for U.S. emergency preparedness (which will be splited between the Company and Vericel following Vericel agreement (see Note 18b)).

As of December 31, 2021, the Company has received approximately $69,400 in funding in the aggregate, from BARDA under the two contracts, and an additional of approximately $14,600 for procurement of NexoBrid for U.S. emergency preparedness which were recorded at the net amount of approximately $9,300 following the split of gross profit agreement with Vericel for the initial BARDA procurement.

  b.        Vericel Agreement:

On May 6, 2019, the Company entered into exclusive license and supply agreements with Vericel to commercialize NexoBrid in North America (the “Collaboration Agreements”). Pursuant to the Collaboration Agreements, Vericel will obtain the authority over and control of the development, regulatory approval and commercialization of licensed products in the North America territory. MediWound will be responsible for the development of the product through BLA approval, supported and funded by BARDA, as well as the manufacture and supply of NexoBrid. In addition, MediWound retains the commercial rights to NexoBrid in non-North American territory.

Under the terms of the license agreement, Vericel has made an upfront payment to MediWound of $17,500  which was recorded as revenues from license agreements in 2019 and agreed to make an additional $7,500 payment contingent upon BLA approval and up to $125,000 in payments contingent upon meeting certain annual sales milestones. Vericel has also agreed to pay MediWound tiered royalties on net sales ranging from high single-digit to teen-digit percentages, a split of gross profit on committed BARDA procurement orders and a teen-digits royalty on any additional future BARDA purchases of NexoBrid. Under the terms of the supply agreement, Vericel will procure NexoBrid from MediWound at a transfer price of cost plus a fixed margin percentage.

As of the financial statements date, the Company did not recognize any revenues from royalties.